Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits	Pension and Other Postretirement Benefits
The following table shows the funded status of the Company’s plans’ reconciled with amounts reported in the Consolidated Balance Sheets as of December 31, 2022 and 2021:

	Pension Benefits						Other Post- Retirement Benefits
	2022			2021			2022	2021
	Foreign	U.S.	Total	Foreign	U.S.	Total	U.S.	U.S.
Change in benefit obligation
Gross benefit obligation at beginning of year	$228,752	$103,420	$332,172	$247,675	$109,969	$357,644	$2,010	$3,234
Service cost	465	47	512	698	547	1,245	—	1
Interest cost	3,079	2,145	5,224	2,594	1,737	4,331	37	27
Employee contributions	20	—	20	71	—	71	—	—
Effect of plan amendments	303	—	303	—	—	—	(2)	(78)
Curtailment gain	207	—	207	—	—	—	—	—
Plan settlements	(1,726)	—	(1,726)	(541)	—	(541)	—	—
Benefits paid	(5,343)	(5,838)	(11,181)	(6,869)	(5,064)	(11,933)	(176)	(182)
Plan expenses and premiums paid	(66)	—	(66)	(74)	—	(74)	—	—
Transfer in of business acquisition	—	—	—	231	—	231	—	—
Actuarial (gain) loss	(77,244)	(20,688)	(97,932)	(4,160)	(3,769)	(7,929)	(263)	(992)
Translation differences and other	(17,893)	—	(17,893)	(10,873)	—	(10,873)	—	—
Gross benefit obligation at end of year	$130,554	$79,086	$209,640	$228,752	$103,420	$332,172	$1,606	$2,010

	Pension Benefits						Other Post- Retirement Benefits
	2022			2021			2022	2021
	Foreign	U.S.	Total	Foreign	U.S.	Total	U.S.	U.S.
Change in plan assets
Fair value of plan assets at beginning of year	$216,886	$77,680	$294,566	$228,789	$73,481	$302,270	$—	$—
Actual return on plan assets	(65,396)	(14,871)	(80,267)	915	7,201	8,116	—	—
Employer contributions	3,241	2,620	5,861	4,289	2,063	6,352	176	182
Employee contributions	20	—	20	71	—	71	—	—
Plan settlements	(1,726)	—	(1,726)	(541)	—	(541)	—	—
Benefits paid	(5,343)	(5,838)	(11,181)	(6,869)	(5,065)	(11,934)	(176)	(182)
Plan expenses and premiums paid	(66)	—	(66)	(74)	—	(74)	—	—
Translation differences	(17,672)	—	(17,672)	(9,694)	—	(9,694)	—	—
Fair value of plan assets at end of year	$129,944	$59,591	$189,535	$216,886	$77,680	$294,566	$—	$—
Net benefit obligation recognized	$(610)	$(19,495)	$(20,105)	$(11,866)	$(25,740)	$(37,606)	$(1,606)	$(2,010)

Amounts recognized in the balance sheet consist of:
Non-current assets	$8,639	$—	$8,639	$7,916	$—	$7,916	$—	$—
Current liabilities	(210)	(1,128)	(1,338)	(191)	(1,137)	(1,328)	(222)	(220)
Non-current liabilities	(9,039)	(18,367)	(27,406)	(19,591)	(24,603)	(44,194)	(1,384)	(1,790)
Net benefit obligation recognized	$(610)	$(19,495)	$(20,105)	$(11,866)	$(25,740)	$(37,606)	$(1,606)	$(2,010)
Amounts not yet reflected in net periodic benefit costs and included in accumulated other comprehensive loss:
Prior service (cost) credit	(333)	(36)	(369)	(22)	43	21	16	46
Accumulated (loss) gain	(10,387)	2,532	(7,855)	(19,163)	(9,763)	(28,926)	1,218	1,034

AOCI	(10,720)	2,496	(8,224)	(19,185)	(9,720)	(28,905)	1,234	1,080
Cumulative employer contributions in excess of or (below) net periodic benefit cost	10,110	(21,991)	(11,881)	7,319	(16,020)	(8,701)	(2,840)	(3,090)
Net benefit obligation recognized	$(610)	$(19,495)	$(20,105)	$(11,866)	$(25,740)	$(37,606)	$(1,606)	$(2,010)
The accumulated benefit obligation for all defined benefit pension plans was $204.5 million ($79.1 million U.S. and $125.4 million Foreign) and $321.5 million ($103.4 million U.S. and approximately $218.1 million Foreign) as of December 31, 2022 and 2021, respectively.
Information for pension plans with an accumulated benefit obligation in excess of plan assets:

	2022			2021
	Foreign	U.S.	Total	Foreign	U.S.	Total
Accumulated benefit obligation	5,983	79,086	85,069	128,268	103,420	231,688
Fair value of plan assets	1,842	59,591	61,433	119,181	77,680	196,861
Information for pension plans with a projected benefit obligation in excess of plan assets:

	2022			2021
	Foreign	U.S.	Total	Foreign	U.S.	Total
Projected benefit obligation	$71,318	$79,086	$150,404	$138,963	$103,420	$242,383
Fair value of plan assets	61,805	59,591	121,396	119,181	77,680	196,861
Components of net periodic benefit costs – pension plans:

	2022			2021
	Foreign	U.S.	Total	Foreign	U.S.	Total
Service cost	$465	$47	$512	$698	$547	$1,245
Interest cost	3,079	2,145	5,224	2,594	1,737	4,331
Expected return on plan assets	(4,472)	(3,509)	(7,981)	(4,686)	(3,611)	(8,297)
Settlement loss (gain)	(71)	—	(71)	35	—	35
Curtailment charge	207	—	207	—	—	—
Actuarial loss amortization	658	323	981	996	2,252	3,248
Prior service cost (credit) amortization	3	7	10	3	7	10
Net periodic benefit (income) cost	$(131)	$(987)	$(1,118)	$(360)	$932	$572

	2020
	Foreign	U.S.	Total
Service cost	$4,340	$491	$4,831
Interest cost	3,416	2,923	6,339
Expected return on plan assets	(4,262)	(4,810)	(9,072)
Settlement (gain) loss	(88)	22,667	22,579
Curtailment charge	(1,155)	—	(1,155)
Actuarial loss amortization	886	2,110	2,996
Prior service credit amortization	(167)	—	(167)
Net periodic benefit cost	$2,970	$23,381	$26,351
Other changes recognized in other comprehensive income – pension plans:

	2022			2021
	Foreign	U.S.	Total	Foreign	U.S.	Total
Net (gain) loss arising during the period	$(7,008)	$(3,555)	$(10,563)	$(388)	$(448)	$(836)
Settlement loss	—	(323)	(323)	(83)	(2,252)	(2,335)
Prior service (cost) credit	303	(7)	296	—	(7)	(7)
Actuarial (loss) gain	(587)	1,247	660	(954)	(6,925)	(7,879)
Curtailment Recognition	(3)	—	(3)	(3)	—	(3)
Effect of exchange rates on amounts included in AOCI	(1,169)	—	(1,169)	(1,390)	—	(1,390)
Total recognized in other comprehensive (income) loss	(8,464)	(2,638)	(11,102)	(2,818)	(9,632)	(12,450)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(8,595)	$(3,625)	$(12,220)	$(3,178)	$(8,700)	$(11,878)

	2020
	Foreign	U.S.	Total
Net (gain) loss arising during period	$(1,594)	$1,536	$(58)
Recognition of amortization in net periodic benefit cost
Settlement loss	(39)	(22,667)	(22,706)
Prior service credit	1,325	50	1,375
Actuarial (loss) gain	(758)	3,967	3,209
Curtailment Recognition	(3)	—	(3)
Effect of exchange rates on amounts included in AOCI	1,535	—	1,535
Total recognized in other comprehensive loss	466	(17,114)	(16,648)
Total recognized in net periodic benefit cost and other comprehensive loss	$3,436	$6,267	$9,703
Components of net periodic benefit costs – other postretirement plan:

	2022	2021	2020
Service cost	$—	$1	$5
Interest cost	37	27	77
Actuarial loss amortization	(79)	(82)	(5)
Prior service credit amortization	(32)	(31)	—
Net periodic benefit costs	$(74)	$(85)	$77
Other changes recognized in other comprehensive income – other postretirement benefit plans:

	2022	2021	2020
Net (gain) loss arising during period	$(263)	$(992)	$(864)
Recognition of amortizations in net periodic benefit cost	(2)	(78)	—
Prior service credit	32	31	—
Actuarial gain amortization	79	82	5
Total recognized in other comprehensive (income) loss	(154)	(957)	(859)
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(228)	$(1,042)	$(782)
Weighted-average assumptions used to determine benefit obligations as of December 31, 2022 and 2021:

	Pension Benefits		Other Postretirement Benefits
	2022	2021	2022	2021
U.S. Plans:
Discount rate	5.21%	2.58%	5.14%	2.45%
Rate of compensation increase	N/A	N/A	N/A	N/A

Foreign Plans:
Discount rate	6.29%	1.71%	N/A	N/A
Rate of compensation increase	3.93%	2.21%	N/A	N/A
Weighted-average assumptions used to determine net periodic benefit costs for the years ended December 31, 2022, 2021 and 2020:

	Pension Benefits			Other Postretirement Benefits
	2022	2021	2020	2022	2021	2020
U.S. Plans:
Discount rate	2.67%	2.67%	3.11%	2.45%	1.90%	2.99%
Expected long-term return on plan assets	5.75%	5.75%	6.50%	N/A	N/A	N/A
Rate of compensation increase	N/A	6.00%	6.00%	N/A	N/A	N/A

Foreign Plans:
Discount rate	3.97%	1.38%	2.30%	N/A	N/A	N/A
Expected long-term return on plan assets	2.26%	2.06%	2.20%	N/A	N/A	N/A
Rate of compensation increase	3.21%	2.52%	2.79%	N/A	N/A	N/A
The long-term rates of return on assets were selected from within the reasonable range of rates determined by (a) historical real returns for the asset classes covered by the investment policy and (b) projections of inflation over the long-term period during which benefits are payable to plan participants. See Note 1 of Notes to Consolidated Financial Statements for further information.
Assumed health care cost trend rates as of December 31, 2022, 2021 and 2020:

	2022	2021	2020
Health care cost trend rate for next year	5.60%	5.65%	5.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.00%	4.00%	4.50%
Year that the rate reaches the ultimate trend rate	2047	2046	2037
Plan Assets and Fair Value
The Company’s pension plan target asset allocation and the weighted-average asset allocations as of December 31, 2022 and 2021 by asset category were as follows:

Asset Category	Target	2022	2021
U.S. Plans
Equity securities	32%	32%	46%
Debt securities	60%	60%	48%
Other	8%	8%	6%
Total	100%	100%	100%

Foreign Plans
Equity securities	15%	8%	36%
Debt securities	79%	79%	43%
Other	6%	13%	21%
Total	100%	100%	100%
As of December 31, 2022 and 2021, “Other” consisted principally of cash and cash equivalents, and investments in real estate funds.
The following is a description of the valuation methodologies used for the investments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy, where applicable:
Cash and Cash Equivalents
Cash and cash equivalents consist of cash and money market funds and are classified as Level 1 investments.
Commingled Funds
Investments in the U.S. pooled separate accounts consist primarily of mutual funds, each of which follows a separate investment strategy, and are valued based on the reported unit value at year end. Foreign pension plan commingled funds represent pooled institutional investments, including primarily collective investment trusts. These commingled funds are not available on an exchange or in an active market and these investments are valued using their net asset value (“NAV”), which is generally based on the underlying asset values of the investments held in the trusts. As of December 31, 2022, the foreign pension plan commingled funds included approximately 34 percent of investments in equity securities, 50 percent of investments in fixed income securities, and 16 percent of other non-related investments, primarily real estate. As of December 31, 2021, the foreign pension plan commingled funds included approximately 35 percent of investments in equity securities, 51 percent of investments in fixed income securities, and 14 percent of other non-related investments, primarily real estate.
Pooled Separate Accounts
Investments in the U.S. pension plan pooled separate accounts consist of annuity contracts and are valued based on the reported unit value at year end. Units of the pooled separate account are not traded on an exchange or in an active market; however, valuation is based on the underlying investments of each pooled separate account and are classified as Level 2 investments. As of December 31, 2022, the U.S. pension plan pooled separate accounts included approximately 35 percent of investments in equity securities and 65 percent of investments in fixed income securities.
Fixed Income Government Securities
Investments in foreign pension plans fixed income government securities were valued using third party pricing services which are based on a combination of quoted market prices on an exchange in an active market as well as proprietary pricing models and inputs using observable market data and are classified as Level 2 investments.
Insurance Contract
Investments in the foreign pension plan insurance contract are valued at the highest value available for the Company at year end, either the reported cash surrender value of the contract or the vested benefit obligation. Both the cash surrender value and the vested benefit obligation are determined based on unobservable inputs, which are contractually or actuarially determined, regarding returns, fees, the present value of the future cash flows of the contract and benefit obligations. The contract is classified as a Level 3 investment.
Diversified Equity Securities - Registered Investment Companies
Investments in the foreign pension plans diversified equity securities of registered investment companies are based upon the quoted redemption value of shares in the fund owned by the plan at year end. The shares of the fund are not available on an exchange or in an active market; however, the fair value is determined based on the underlying investments in the fund as traded on an exchange in an active market and are classified as Level 2 investments.
Fixed Income – Foreign Registered Investment Companies
Investments in the foreign pension plans fixed income securities of foreign registered investment companies are based upon the quoted redemption value of shares in the fund owned by the plan at year end. The shares of the fund are not available on an exchange or in an active market; however, the fair value is determined based on the underlying investments in the fund as traded on an exchange in an active market and are classified as Level 2 investments.
Diversified Investment Fund - Registered Investment Companies
Investments in the foreign pension plan diversified investment fund of registered investment companies are based upon the quoted redemption value of shares in the fund owned by the plan at year end. This fund is not available on an exchange or in an active market and this investment is valued using its NAV, which is generally based on the underlying asset values of the investments held. As of December 31, 2021, the diversified investment funds included approximately 62 percent of investments in equity securities, 20 percent of investments in fixed income securities, and 18 percent of other alternative investments. There were no such investments as of December 31, 2022.
Other – Alternative Investments
Investments in the foreign pension plans include certain other alternative investments such as inflation and interest rate swaps. These investments are valued based on unobservable inputs, which are contractually or actuarially determined, regarding returns, fees, the present value of future cash flows of the contract and benefit obligations. These alternative investments are classified as Level 3 investments.
Real Estate
The U.S. and foreign pension plans’ investment in real estate consists of investments in property funds. The funds’ underlying investments consist of real property which are valued using unobservable inputs. These property funds are classified as a Level 3 investment.
As of December 31, 2022 and 2021, the U.S. and foreign plans’ investments measured at fair value on a recurring basis were as follows:

		Fair Value Measurements at December 31, 2022
	Total Fair Value	Using Fair Value Hierarchy
U.S. Pension Assets		Level 1	Level 2	Level 3
Pooled separate accounts	$54,596	$—	$54,596	$—
Real estate	4,995	—	—	4,995
Subtotal U.S. pension plan assets in fair value hierarchy	$59,591	$—	$54,596	$4,995
Total U.S. pension plan assets	$59,591

Foreign Pension Assets
Cash and cash equivalents	$4,923	$4,923	$—	$—
Insurance contract	59,963	—	—	59,963
Diversified equity securities - registered investment companies	5,211	—	5,211	—
Fixed income – foreign registered investment companies	54,098	—	54,098	—
Real estate	3,907	—	—	3,907
Sub-total of foreign pension assets in fair value hierarchy	$128,102	$4,923	$59,309	$63,870
Commingled funds measured at NAV	1,842
Total foreign pension assets	$129,944

Total pension assets in fair value hierarchy	$187,693	$4,923	$113,905	$68,865
Total pension assets measured at NAV	1,842
Total pension assets	$189,535

		Fair Value Measurements at December 31, 2021
	Total Fair Value	Using Fair Value Hierarchy
U.S. Pension Assets		Level 1	Level 2	Level 3
Pooled separate accounts	$72,721	$—	$72,721	$—
Real estate	4,959	—	—	4,959
Subtotal U.S. pension plan assets in fair value hierarchy	$77,680	$—	$72,721	$4,959
Total U.S. pension plan assets	$77,680

Foreign Pension Assets
Cash and cash equivalents	$1,989	$1,989	$—	$—
Insurance contract	99,527	—	—	99,527
Diversified equity securities - registered investment companies	10,999	—	10,999	—
Fixed income – foreign registered investment companies	3,593	—	3,593	—
Fixed income government securities	35,339	—	35,339	—
Real estate	6,588	—	—	6,588
Other - alternative investments	6,979	—	—	6,979
Sub-total of foreign pension assets in fair value hierarchy	$165,014	$1,989	$49,931	$113,094
Commingled funds measured at NAV	2,300
Diversified investment fund - registered investment companies measured at NAV	49,572
Total foreign pension assets	$216,886

Total pension assets in fair value hierarchy	$242,694	$1,989	$122,652	$118,053
Total pension assets measured at NAV	51,872
Total pension assets	$294,566
Certain investments that are measured at fair value using the NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented for these investments in the preceding tables are intended to permit reconciliation of the fair value hierarchies to the line items presented in the statements of net assets available for benefits.
Changes in the fair value of the plans’ Level 3 investments during the years ended December 31, 2022 and 2021 were as follows:

	Insurance Contract	Real Estate	Alternative Investments	Total
Balance as of December 31, 2020	$112,920	$9,775	$10,638	$133,333
Purchases	1,722	(78)	(334)	1,310
Settlements	(1,812)	—	—	(1,812)
Unrealized (losses) gains	(5,031)	1,926	(3,282)	(6,387)
Currency translation adjustment	(8,272)	(76)	(43)	(8,391)
Balance as of December 31, 2021	99,527	11,547	6,979	118,053
Purchases	(1,136)	(122)	(6,979)	(8,237)
Unrealized losses	(32,305)	(1,842)	—	(34,147)
Currency translation adjustment	(6,123)	(681)	—	(6,804)
Balance as of December 31, 2022	$59,963	$8,902	$—	$68,865
In 2018, the Company began the process of terminating a noncontributory U.S. pension plan. During 2019, the Company received a favorable termination determination letter from the I.R.S. and completed the termination during 2020. In order to terminate the plan in accordance with I.R.S. and Pension Benefit Guaranty Corporation requirements, the Company was required to fully fund the plan on a termination basis and the amount necessary to do so was approximately $1.8 million, subject to final true up adjustments. In 2020, the Company finalized the amount of the liability and related annuity payments and received a refund in premium of approximately $1.6 million. In addition, the Company recorded a non-cash pension settlement charge at plan termination of approximately $22.7 million. This settlement charge included the immediate recognition into expense of the related unrecognized losses within AOCI on the balance sheet as of the plan termination date.
The Company contributes to a multiemployer defined benefit pension plan under terms of a collective bargaining union contract (the Cleveland Bakers and Teamsters Pension Fund, Employer Identification Number: 34-0904419-001). The expiration date of the collective bargaining contract is May 1, 2025. As of January 1, 2021, the last valuation date available for the multiemployer plan, total plan liabilities were approximately $583 million. As of December 31, 2021, the multiemployer pension plan had total plan assets of approximately $427 million. The Company’s contribution rate to the multiemployer pension plan is specified in the collective bargaining union contract and contributions are made to the plan based on its union employee payroll. The Company contributed $0.1 million during the year ended December 31, 2022. The Employee Retirement Income Security Act of 1974, as amended by the Multi-Employer Pension Plan Amendments Act of 1980, imposes certain contingent liabilities upon an employer who is a contributor to a multiemployer pension plan if the employer withdraws from the plan or the plan is terminated or experiences a mass withdrawal. While the Company may also have additional liabilities imposed by law as a result of its participation in the multiemployer defined benefit pension plan, there is no liability as of December 31, 2022.
The Pension Protection Act of 2006 (the “PPA”) also added special funding and operational rules generally applicable to plan years beginning after 2007 for multiemployer plans with certain classifications based on a multitude of factors (including, for example, the plan’s funded percentage, cash flow position and whether the plan is projected to experience a minimum funding deficiency). The plan to which the Company contributes is in “critical” status. Plans in the “critical” status classification must adopt measures to improve their funded status through a funding improvement or rehabilitation plan which may require additional contributions from employers (which may take the form of a surcharge on benefit contributions) and/or modifications to retiree benefits. The amount of additional funds that the Company may be obligated to contribute to the plan in the future cannot be estimated as such amounts will be likely based on future levels of work that require the specific use of those union employees covered by the plan, and the amount of that future work and the number of affected employees that may be needed is not reasonably estimable.
Cash Flows
Contributions
The Company expects to make minimum cash contributions of approximately $5.2 million to its pension plans (approximately $2.6 million U.S. and $2.6 million Foreign) and approximately $0.2 million to its other postretirement benefit plan in 2023.
Estimated Future Benefit Payments
Excluding any impact related to the PPA noted above, the following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Benefits			Other Post- Retirement Benefits
	Foreign	U.S.	Total
2023	$6,097	$6,868	$12,965	$222
2024	5,935	6,290	12,225	203
2025	6,423	6,271	12,694	190
2026	7,117	6,272	13,389	174
2027	6,844	6,254	13,098	151
2028 to 2032	41,304	29,868	71,172	597
The Company maintains a plan under which supplemental retirement benefits are provided to certain officers. Benefits payable under the plan are based on a combination of years of service and existing postretirement benefits. Included in total pension costs are charges of $0.7 million, $3.0 million and $2.5 million for the years ended December 31, 2022, 2021 and 2020, respectively, representing the annual accrued benefits under this plan.
Defined Contribution Plan
The Company sponsors various defined contribution plans in both its U.S. and non-U.S. subsidiaries, under which eligible participants may defer a portion of their compensation up to the allowable amount as determined by the plan. All contributions and Company matches are invested at the direction of the participant. The most significant plan is the Company's primary U.S. 401(k) plan with an employer match covering a majority of its U.S. employees. Beginning in April 2020 and continuing through March 2021, the Company matched both non-elective and elective 401(k) contributions in fully vested shared of the Company’s common stock rather than cash. See Note 8 of Notes to Consolidated Financial Statements. Total Company contributions under this U.S. 401(k) plan were $7.2 million, $4.8 million and $5.7 million for the years ended December 31, 2022, 2021 and 2020, respectively. Annual cash contributions to all other of the Company’s defined contribution plans is approximately $1 million.